Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0000034563
Registrant Name	FARMER BROTHERS CO
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES